Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization expenses for intangible assets	$ 29,037	¥ 194,874	¥ 384,555	¥ 440,772
Aimei Tech Holdings Limited
Finite-Lived Intangible Assets [Line Items]
Impairment charges, intangible asset				14,374
Aimei Tech Holdings Limited | Brand
Finite-Lived Intangible Assets [Line Items]
Impairment charges, intangible asset				12,360
Aimei Tech Holdings Limited | Technology
Finite-Lived Intangible Assets [Line Items]
Impairment charges, intangible asset				¥ 2,014